Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 19,738	$ 1,306	$ 20,659	$ 1,306	$ 4,803
Cost of sales	1,234	146	1,322	146	467
Gross profit	18,504	1,160	19,337	1,160	4,336
Operating expenses:
Research and development	335,125	248,419	704,741	528,267	1,142,777	1,007,476
Clinical development	35,260	28,240	54,888	80,744	145,546	130,475
Selling, general and administrative	1,426,469	408,620	2,596,028	803,311	2,727,071	1,068,871
Total operating expenses	1,796,854	685,279	3,355,657	1,412,322	4,015,394	2,206,822
Loss from operations	(1,778,350)	(684,119)	(3,336,320)	(1,411,162)	(4,011,058)	(2,206,822)
Other income (expense):
Interest income	44,124	276	82,778	847	46,708	424
Interest expense	(1,360)	(399,265)	(3,015)	(1,546,848)	(2,532,640)	(1,001,854)
Gain on extinguishment of debt		212,258		212,258	212,258	239,200
Fair value of warrants issued						(4,080,339)
Fair value adjustments on convertible notes payable		782,798		1,186,992	(1,866,922)	724,928
Loss before income taxes	(1,735,586)	(88,052)	(3,256,557)	(1,557,913)	(8,151,654)	(6,324,463)
Income tax expense	4,587		16,406	2,159	2,459	1,950
Net loss	$ (1,740,173)	$ (88,052)	$ (3,272,963)	$ (1,560,072)	$ (8,154,113)	$ (6,326,413)
Net loss per common share, basic	$ (0.20)	$ (0.03)	$ (0.38)	$ (0.58)	$ (1.81)	$ (2.36)
Net loss per common share, diluted	$ (0.20)	$ (0.03)	$ (0.38)	$ (0.58)	$ (1.81)	$ (2.36)
Weighted average common shares outstanding, basic	8,520,714	2,693,511	8,477,656	2,687,431	4,498,964	2,675,270
Weighted average common shares outstanding, diluted	8,520,714	2,693,511	8,477,656	2,687,431	4,498,964	2,675,270
Income tax expense	$ (4,587)		$ (16,406)	$ (2,159)	$ (2,459)	$ (1,950)